Offerings	Dec. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.4710
Maximum Aggregate Offering Price	$ 1,413,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 195.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of VSee Health, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on December 24, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Series B Preferred Stock
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	0.4710
Maximum Aggregate Offering Price	$ 612,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84.56
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of VSee Health, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on December 24, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Warrants
Amount Registered | shares	19,672,130
Proposed Maximum Offering Price per Unit	0.4710
Maximum Aggregate Offering Price	$ 9,265,573.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,279.58
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of VSee Health, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on December 24, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	9,836,065
Proposed Maximum Offering Price per Unit	0.4710
Maximum Aggregate Offering Price	$ 4,632,786.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 639.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of VSee Health, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Common Stock on December 24, 2025.